Property and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Impairment charge on leasehold improvements	€ 6
Leasehold improvements not placed into service	€ 15	€ 100